Consolidated Statements of Shareholders' Deficit - USD ($) $ in Thousands	Total	Shadow Equity Plan [Member]	Common Stock [Member]	Common Stock [Member] Shadow Equity Plan [Member]	Common Stock [Member] Tritium Class C Shareholders [Member]	Legacy Tritium Class C Shares [Member]	Legacy Tritium Class C Shares [Member] Tritium Class C Shareholders [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Shadow Equity Plan [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	DCFC Founder Share [Member]	DCFC Founder Share [Member] Common Stock [Member]	DCFC Founder Share [Member] Legacy Tritium Class C Shares [Member]	DCFC Founder Share [Member] Treasury Stock [Member]	DCFC Founder Share [Member] Additional Paid-in Capital [Member]	DCFC Founder Share [Member] AOCI Attributable to Parent [Member]	DCFC Founder Share [Member] Retained Earnings [Member]
Beginning balance (in shares) at Jun. 30, 2019			91,348,247			8,052,499		(3,025,486)
Beginning balance at Jun. 30, 2019	$ 7,465		$ 69,132			$ 4,383		$ 0	$ 2,479		$ (2,960)	$ (65,569)
Share-based payment compensation (in shares)			0			0		0
Share-based payment compensation	0		$ 0			$ 0		$ 0	0		0	0
Issuance of shares (in shares)			11,592,800
Issuance of shares	23,910		$ 23,910
Equity issuance cost	(233)		$ (233)
Net loss	(34,444)											(34,444)
Change in foreign currency translation adjustment	(600)										(600)
Ending balance (in shares) at Jun. 30, 2020			102,941,047			8,052,499		(3,025,486)
Ending Balance at Jun. 30, 2020	(3,902)		$ 92,809			$ 4,383		$ 0	2,479		(3,560)	(100,013)
Share-based payment compensation (in shares)			4,865,315			0		(4,865,315)
Share-based payment compensation	3,122		$ 0			$ 0		$ 0	3,122		0	0
Issuance of DCFC Common Stock related to the Shadow Equity Plan (in shares)		1,175,601
Net loss	(63,092)											(63,092)
Change in foreign currency translation adjustment	(136)										(136)
Ending balance (in shares) at Jun. 30, 2021			107,806,361			8,052,499		(7,890,800)
Ending Balance at Jun. 30, 2021	(64,008)		$ 92,809			$ 4,383		$ 0	5,601		(3,696)	(163,105)
Issuance of shares (in shares)			6,537,973		8,052,499		(8,052,499)							1	0	0
Issuance of shares	49,962		$ 45,112		$ 4,383		$ (4,383)		4,850				$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Conversion of Convertible Notes into DCFC Common Stock (in shares)			4,288,311
Conversion of Convertible Notes into DCFC Common Stock	42,570		$ 42,570
Conversion of DCRN Class A and Class B shares into DCFC Common Stock (in shares)			15,380,694
Conversion of DCRN Class A and Class B shares into DCFC Common Stock	(12,750)		$ (12,750)
Issuance of DCFC Common Stock related to the Option Agreements and PIPE Financing (in shares)			10,000,000
Issuance of DCFC Common Stock related to the Option Agreements and PIPE Financing	60,000		$ 60,000
Issuance of DCFC Common Stock related to the Shadow Equity Plan (in shares)				1,175,601
Issuance of DCFC Common Stock related to the Shadow Equity Plan		$ 15,107		$ 11,845						$ 3,262
Modification of the Loan Funded Share Plan (in shares)			(147,171)					3,690,429
Modification of the Loan Funded Share Plan	6,381		$ 0					$ 0	6,381
Stock-based compensation	5,932								5,932
Transaction costs	(16,701)		$ (16,701)
Waiver of related party's option to acquire Tritium	(6,816)								(6,816)
Net loss	(127,562)											(127,562)
Change in foreign currency translation adjustment	7,336										7,336
Ending balance (in shares) at Jun. 30, 2022			153,094,269			0		(4,200,371)
Ending Balance at Jun. 30, 2022	$ (40,549)		$ 227,268			$ 0		$ 0	$ 19,210		$ 3,640	$ (290,667)